INVESTMENTS - Investment in equity instruments designated as at fair value through other comprehensive income narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 05, 2023
Kyowa Kirin Co. LTD | Orchard Therapeutics Plc.
Disclosure of associates [line items]
Cash price per share (in usd per share)				$ 16.00
Additional contingent value right per share (in usd per share)				1.00
Total investment share price acquired per share (in usd per share)				$ 17.00
Orchard Therapeutics Plc.
Disclosure of associates [line items]
Proportion of ownership interest in associates	0.00%	0.54%	1.00%
Proceeds from sales of investments other than investments accounted for using equity method	$ 2,098	$ 0	$ 0
Cumulative loss on investment	$ 2,300